Offsets	Aug. 21, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-90791
Initial Filing Date	May 29, 2024
Fee Offset Claimed	$ 18,778.95
Explanation for Claimed Amount	The fee offset claimed, in the amount of $18,778.95 is derived from the filing fee of $7,814.05 paid by the Registrant in connection with the Registrant's Schedule TO-I filed on May 29, 2024, as amended on June 28, 2024 (File No. 005-90791), of which $7,220.39 remained unutilized, a filing fee of $2,377.55 in connection with the Registrant's Schedule TO-I filed on August 29,2024, as amended on September 30, 2024 (File No. 005-90791), a filing fee of $4,797.00 in connection with the Registrant's Schedule TO-I filed on November 27, 2024, as amended on December 30, 2024 (File No. 005-90791), a filing fee of $1,378.69 in connection with the Registrant's Schedule TO-I filed on February 28, 2025, as amended on March 31, 2025 (File No. 005-90791), and a filing fee of $3,005.32 in connection with the Registrant's Schedule TO-I filed on April 29, 2025, as amended on May 29, 2025 (File No. 005-90791).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Monroe Capital Income Plus Corp
Form or Filing Type	SC TO
File Number	005-90791
Filing Date	May 29, 2024
Fee Paid with Fee Offset Source	$ 7,220.39
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Monroe Capital Income Plus Corp
Form or Filing Type	SC TO
File Number	005-90791
Filing Date	Aug. 29, 2024
Fee Paid with Fee Offset Source	$ 2,377.55
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Monroe Capital Income Plus Corp
Form or Filing Type	SC TO
File Number	005-90791
Filing Date	Nov. 27, 2024
Fee Paid with Fee Offset Source	$ 4,797.00
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Monroe Capital Income Plus Corp
Form or Filing Type	SC TO
File Number	005-90791
Filing Date	Feb. 28, 2025
Fee Paid with Fee Offset Source	$ 1,378.69
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Monroe Capital Income Plus Corp
Form or Filing Type	SC TO
File Number	005-90791
Filing Date	Apr. 29, 2025
Fee Paid with Fee Offset Source	$ 3,005.32